Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, carrying value	$ 343,554	$ 315,968	$ 435,011	$ 215,355
Marketable equity securities, carrying value	90,292	83,562
Marketable debt securities, carrying value	22,801	36,567
Long-term debt, including current portion, carrying value	1,373,697	1,115,536
Cash and cash equivalents, fair value	343,554	315,968
Marketable securities, fair value	113,093	120,129
Long-term debt, including current portion, fair value	1,501,850	1,232,180
Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	90,292	83,562
Fixed securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	$ 22,801	$ 36,567